Income Tax - Income Tax and Deferred Tax Asset and Liabilities Components (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Tax
PRC		$ 40,605,716	$ 24,990,443	$ (2,917,703)
Outside of PRC		(8,918,616)	(5,119,860)	(11,189,386)
Income (loss) before taxes and loss from equity in affiliates		31,687,100	19,870,583	(14,107,089)
PRC		2,725,114	(378,008)	307,689
Outside of PRC		6,600	225,009	1,667
Current income taxes expenses (benefits)		2,731,714	(152,999)	309,356
PRC		7,933,308	9,142,661	(1,643,696)
Deferred income taxes expenses (benefits)		7,933,308	9,142,661	(1,643,696)
Income tax expense (benefits)		$ 10,665,022	$ 8,989,662	$ (1,334,340)
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses		$ 6,904,617	$ 8,156,419
Bad debt provision		3,243,962	4,027,130
Net operating loss carry forwards		35,417,606	41,489,149
Advertising expenses		433,300	1,077,541
Others		619,872	195,265
Gross deferred tax assets		46,619,357	54,945,504
Valuation allowance		(5,714,480)	(5,634,684)	$ (480,689)	$ (602,135)
Total deferred tax assets		40,904,877	49,310,820
Deferred tax liabilities:
Intangible assets from acquisition and other assets		8,558,649	11,741,607
Total deferred tax liabilities		$ 8,558,649	$ 11,741,607
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000	$ 15,326
Period of statute of limitations for transfer pricing issues	10 years	10 years
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2015 through 2017
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2018 through 2020
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%